Related Party Transactions	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Related Party Transactions

Note 10. Related Party Transactions

    ServiceMaster was a related party to Frontdoor prior to the Spin-off. The significant transactions and balances with ServiceMaster prior to the Spin-off and the agreements between Frontdoor and ServiceMaster as of and subsequent to the Spin-off are described below.

Separation from ServiceMaster

Prior to the Spin-off, we were managed and operated in the normal course of business by ServiceMaster along with other businesses. Accordingly, certain shared costs were allocated to us and are reflected as expenses in the accompanying consolidated and combined financial statements. Our management considers the expenses included and the allocation methodologies used to be reasonable and appropriate reflections of the historical ServiceMaster expenses attributable to us for purposes of the accompanying consolidated and combined financial statements; however, the expenses reflected in the accompanying consolidated and combined financial statements may not be indicative of the actual expenses that would have been incurred during the periods presented if we historically operated as a separate, stand-alone entity. In addition, the expenses reflected in the accompanying consolidated and combined financial statements may not be indicative of related expenses that we could incur in the future.

Corporate expenses

The accompanying consolidated and combined financial statements include transactions with ServiceMaster for services (such as executive functions, information systems, accounting and finance, human resources, legal and general corporate expenses) that were provided to us by the centralized ServiceMaster organization. Corporate-level items also include personnel-related expenses of corporate employees (such as salaries, insurance coverage, stock-based compensation costs, etc.). Throughout the period covered by the accompanying consolidated and combined financial statements, the costs of such functions, services and items have been directly charged or allocated to us using methods management believes are reasonable. The methods for allocating functions, services and items to us were based on proportional allocation bases which include revenue, headcount and others. All such costs have been deemed to have been incurred and settled in the period in which the costs were recorded. Directly charged corporate expenses are included in Selling and administrative expenses in the accompanying consolidated and combined statements of operations and comprehensive income in the amounts of $14 million, $13 million and $12 million for the years ended December 31, 2018, 2017 and 2016, respectively. Allocated corporate expenses are also included in Selling and administrative expenses in the accompanying consolidated and combined statements of operations and comprehensive income in the amounts of $35 million, $47 million and $45 million for the years ended December 31, 2018, 2017 and 2016, respectively.

ServiceMaster trade and service marks

We had a trademark license agreement with ServiceMaster in which we were charged a royalty fee for the use of ServiceMaster-owned trade and service marks. The royalty fee was 0.175 percent of our customer revenues for the period. The royalty fee is included within Affiliate royalty expense in the accompanying consolidated and combined statements of operations and comprehensive income in the amounts $1 million, $2 million and $2 million for the years ended December 31, 2018, 2017 and 2016, respectively. The trademark license agreement with ServiceMaster was terminated in connection with the Spin-off.

Health insurance coverage

ServiceMaster administers a self-insured health insurance program for its employees, including, through June 30, 2018, our employees. We paid premiums to ServiceMaster for this coverage, which were based on the number of our employees in the medical plan. These premiums are reflected in the accompanying consolidated and combined statements of operations and comprehensive income in the amounts of $6 million, $8 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In addition to these costs, a portion of medical insurance costs for corporate employees have been allocated to us through the corporate expense allocation discussed under the heading “Corporate expenses” above.

Risk management

Prior to the Spin-off, ServiceMaster carried insurance policies on insurable risks related to our business at levels which it believed to be appropriate, including workers’ compensation, automobile and general liability risks. These insurance policies were purchased from third-party insurance carriers, which typically incorporated significant deductibles or self-insured retentions. We paid a premium to ServiceMaster in exchange for the coverage provided. Expenses related to coverage provided by ServiceMaster and changes in ultimate losses relating to self-insured programs are reflected in the accompanying consolidated and combined statements of operations and comprehensive income in the amounts of $2 million, $3 million and $4 million for the years ended December 31, 2018, 2017 and 2016, respectively.  Our coverage under these self-insured programs was terminated in connection with the Spin-off.

Agreements with ServiceMaster

In connection with the Spin-off, we entered into various agreements with ServiceMaster to provide a framework for our relationship with ServiceMaster after the Spin-off, including the following agreements:

•

Separation and Distribution Agreement. This agreement identifies the assets to be transferred, the liabilities to be assumed and the contracts to be assigned to each of Frontdoor and ServiceMaster as part of the Spin-off and provides for when and how these transfers, assumptions and assignments will occur.

•

Transition Services Agreement. Pursuant to this agreement, ServiceMaster and Frontdoor will provide certain services to one another on an interim, transitional basis.  The services to be provided include certain information technology services, finance and accounting services and human resource and employee benefits services.  The agreed-upon charges for such services are generally intended to allow the providing company to recover all costs and expenses of providing such services.

•

Tax Matters Agreement. This agreement governs the respective rights, responsibilities and obligations of ServiceMaster and Frontdoor after the Spin-off with respect to taxes (including taxes arising in the ordinary course of business and taxes, if any, incurred as a result of any failure of the Spin-off and certain related transactions to qualify as tax-free for U.S. federal income tax purposes), tax attributes, the preparation and filing of tax returns, tax elections, the control of audits and other tax proceedings and assistance and cooperation in respect of tax matters.

•

Employee Matters Agreement. This agreement allocates liabilities and responsibilities relating to employment matters, employee compensation and benefits plans and programs and other related matters.  The agreement governs certain compensation and employee benefit obligations with respect to the current and former employees and non-employee directors of each company.

•

Stockholders and Registration Rights Agreement. Pursuant to this agreement, Frontdoor agrees that, upon the request of ServiceMaster, Frontdoor will use its reasonable best efforts to effect the registration under applicable federal and state securities laws of any shares of Frontdoor common stock retained by ServiceMaster.

The total amount of expenses incurred by Frontdoor under the transition services agreement with ServiceMaster following the Spin-off was $1 million for the year ended December 31, 2018. At December 31, 2018, $1 million was due to ServiceMaster for services performed under the transition services agreement.